Earnings Per Share of Common Stock	12 Months Ended
Dec. 31, 2013
Earnings Per Share of Common Stock
Earnings Per Share of Common Stock

Note 5—Earnings Per Share of Common Stock

        Basic earnings per share of common stock is determined using net income attributable to the Company's common stockholders divided by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share of common stock is determined by dividing net income attributable to the Company's common stockholders by the weighted-average of shares of common stock outstanding, assuming all potentially dilutive shares of common stock were issued.

        The Company applies the treasury stock method to determine the dilutive weighted-average shares of common stock represented by the unvested stock-based awards and the exchangeable PennyMac Class A units. The diluted earnings per share calculation assumes the exchange of these PennyMac Class A units for shares of common stock. Accordingly, earnings attributable to the Company's common stockholders is also adjusted to include the earnings allocated to the PennyMac Class A units after taking into account the income taxes applicable to the shares assumed to be exchanged.

        The following table summarizes the basic and diluted earnings per share calculations:

Year ended December 31, 2013
(in thousands, except per share amounts)
Basic earnings per share of common stock:
Net income attributable to PennyMac Financial Services, Inc. common stockholders	$14,400

Weighted-average common stock shares outstanding	17,311

Basic earnings per share of common stock	$0.83

Diluted earnings per share of common stock:
Net income	$14,400
Effect of net income attributable to noncontrolling interest, net of tax	47,838

Diluted net income attributable to common stockholders	$62,238

Weighted-average shares outstanding	17,311
Dilutive shares:
PennyMac Class A common units exchangeable to common stock	58,553
Shares issuable under stock-based compensation plans	28

Diluted weighted-average common stock shares outstanding	75,892

Diluted earnings per share of common stock	$0.82